BETTER 10K - PREPAID EXPENSES AND OTHER ASSETS - Schedule of Prepaid Expenses and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other prepaid expenses			$ 26,366	$ 22,931
Net Investment in Lease, Nonaccrual		$ 0	944	11,058
Income Taxes Receivable		9,717	18,139	20,250
Prefunded loans in escrow			0	12,148
Reverse Recapitalization, Accrued Transaction Costs			0	14,263
Security Deposit		15,233	14,369	9,226
Prepaid Compensation Assets		0	5,615	0
Inventory, Net		0	1,139	1,122
Prepaid Expense and Other Assets	$ 56,208	$ 56,208	$ 66,572	$ 90,998